Business Combination - Pro-forma Share of Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenues	$ 8,349,422	$ 6,733	$ 227,186	$ 616,511
Net loss	$ (9,933,406)	$ (2,577,964)	$ (6,168,931)	$ (7,923,607)
Loss per diluted share	$ (0.35)	$ (0.19)	$ (0.42)	$ (0.74)
Acquisition of Molekule
Business Acquisition [Line Items]
Revenues	$ 9,519,794	$ 12,616,816
Net loss	$ (11,449,924)	$ (10,506,030)
Loss per diluted share	$ (0.40)	$ (0.76)